Related Party Transactions and Balances - Schedule of Related Party Transactions (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Loan from Mr. Egor Romanyuk [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		د.إ 8,037,113
Related party transactions management fee		2,003,636	د.إ 1,766,727
Related party transactions total	$ 2,734,410	10,040,749	9,803,837
Loan from Mr. Egor Romanyuk [Member] | May 1, 2023 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		3,968,987
Total annual percentage	20.00%
Related party transactions management fee		1,520,176	1,322,996
Related party transactions total	$ 1,494,870	5,489,163	5,291,980
Loan from Mr. Egor Romanyuk [Member] | December 11, 2023 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		446,857
Total annual percentage	20.00%
Related party transactions management fee		116,305	94,417
Related party transactions total	$ 153,367	563,162	541,274
Loan from Mr. Egor Romanyuk [Member] | December 25, 2023 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		365,300
Total annual percentage	20.00%
Related party transactions management fee		92,276	74,435
Related party transactions total	$ 124,612	457,576	439,735
Loan from Mr. Egor Romanyuk [Member] | December 31, 2023 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		119,978
Total annual percentage	0.00%
Related party transactions management fee
Related party transactions total	$ 32,674	119,978	119,978
Loan from Mr. Egor Romanyuk [Member] | May 18, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		175,025
Total annual percentage	20.00%
Related party transactions management fee		35,005	35,005
Related party transactions total	$ 57,198	210,030	210,030
Loan from Mr. Egor Romanyuk [Member] | August 16, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		372,323
Total annual percentage	20.00%
Related party transactions management fee		74,465	74,465
Related party transactions total	$ 121,674	446,788	446,788
Loan from Mr. Egor Romanyuk [Member] | September 30, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		219,527
Total annual percentage	20.00%
Related party transactions management fee		43,905	43,905
Related party transactions total	$ 71,741	263,432	263,432
Loan from Mr. Egor Romanyuk [Member] | October 18, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		300,000
Total annual percentage	20.00%
Related party transactions management fee		60,000	60,000
Related party transactions total	$ 98,039	360,000	360,000
Loan from Mr. Egor Romanyuk [Member] | October 28, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		150,000
Total annual percentage	20.00%
Related party transactions management fee		30,000	30,000
Related party transactions total	$ 49,020	180,000	180,000
Loan from Mr. Egor Romanyuk [Member] | November 6, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		78,758
Total annual percentage	20.00%
Related party transactions management fee		15,752	15,752
Related party transactions total	$ 25,738	94,510	94,510
Loan from Mr. Egor Romanyuk [Member] | November 8, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		78,758
Total annual percentage	20.00%
Related party transactions management fee		15,752	15,752
Related party transactions total	$ 25,738	94,510	94,510
Loan from Mr. Egor Romanyuk [Member] | December 4, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount		1,761,600
Total annual percentage	0.00%
Related party transactions management fee
Related party transactions total	$ 479,739	1,761,600	1,761,600
Loan from Mr. Egor Romanyuk [Member] | Repayments during 2024 [Member]
Related Party Transactions and Balances [Line Items]
Repayments during the year	(24,039)	(88,271)	(88,271)
Loan from Mr. Egor Romanyuk [Member] | Repayments during 2025 [Member]
Related Party Transactions and Balances [Line Items]
Repayments during the year	(2,710,371)	(9,952,478)
Mr Egor Romanyuk [Member]
Related Party Transactions and Balances [Line Items]
Net Balance			د.إ 9,715,566